SHORT-TERM INVESTMENTS (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
SHORT-TERM INVESTMENTS
Aggregate cost basis	¥ 370,461
Gross unrealized holding gain	(8,737)
Aggregate fair value	¥ 379,198	$ 54,225